Schedule of Operating Lease Liabilities - Right of use Assets, Net (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases
Right of use assets - related party	$ 1,069,414	$ 1,407,124	$ 1,407,124
Less: Accumulated amortization	(1,069,414)	(1,407,124)	695,735
Right of use assets, net - related party			$ 711,389